Prepaid Expenses and Deposits - Summary of Prepaid Expenses and Deposits (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Prepaid Expenses And Deposits Abstract
Prepaid directors and officers insurance	$ 122,260	$ 133,542
Prepaid Nasdaq fee	39,750	37,125
Prepaid vendor products	94,062	124,007
Prepaid clinical trials	148,744	121,251
Deposits	47,633	52,398
Prepaid software subscription	40,376	19,536
Other	46,557	24,923
Prepaid expenses and deposits	$ 539,382	$ 512,782